Basis of Presentation and Summary of Significant Accounting Policies - Foreign currency (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Translation [Line Items]
Aggregate transaction gain (loss)	$ (0.5)		$ (0.5)
Maximum
Foreign Currency Translation [Line Items]
Aggregate transaction gain (loss)		$ 0.1